Discontinued Operations - Additional Information (Details) € in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Net income (loss) from discontinued operations					€ 0	€ 0	€ (131)
Lumoxiti, with AstraZeneca
Disclosure of analysis of single amount of discontinued operations [line items]
Payments for manufacturing costs	€ 5,900	$ 6.2	€ 5,900	$ 6.2